SUBSEQUENT EVENTS	3 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 6 - SUBSEQUENT EVENTS

On July 3, 2018, we purchased equipment to manufacture larger calibers of ammunition to serve hunting and military customers. The equipment cost $665,500 and has a useful life of 7 years.

On July 6, 2018, we filed a Form S-1 registration statement under the Securities Act covering the resale of shares of Common Stock issued or underlying warrants sold by a private placement that close in April 2018 (see Note 5).

On July 6, 2018, we entered into a letter of intent to acquire an Arizona research and development company that has designed a series of custom projectiles that meet current requirements under research programs for U.S. and foreign customers.  We are conducting due diligence on their patents pending and market acceptance for the products created.

On July 17, 2018, the United States Patent and Trademark office granted our trademark for STREAK VISUAL AMMUNITION™, the brand name under which we market our visual one-way luminescent line of ammunition.

On July 29, 2018, we entered into a private placement agreement to raise up to $13,000,000 in the form of debt maturing in 24 months carrying interest at the rate of 10% simple and convertible to common stock at the rate of $2.50 per common share. The placement agent will receive cash compensation in the amount of 7% of gross proceeds raised and an additional 3% of proceeds that convert to common shares. The agreement requires the Company to file a registration statement 90 days following an accepted funding under the agreement.

On August 2, 2018, we placed a deposit for $1,000,000 with a lending institution under an agreement to acquire the lender’s position relative to financing provided to an industry participant. The deposit is returnable until September 21, 2018.

The Company evaluated subsequent events through August 14, 2018, the date the financial statements were issued, and determined that there are not any other items to disclose.

 NOTE 14 - SUBSEQUENT EVENTS

Subsequent to March 31, 2018, we sold an additional 1,967,886 shares of common stock for $3,247,030 and issued 236,141 common stock purchase warrants exercisable at $1.65, 983,957 common stock purchase warrants exercisable at $2.00.

We evaluated subsequent events through May 24, 2018, the date the financial statements were issued, and determined that there are not any other items to disclose.